Equity - Additional Information (Detail) ₺ / shares in Units, $ / shares in Units, ₼ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 29, 2018 TRY (₺) ₺ / shares	May 25, 2017 TRY (₺) ₺ / shares	May 25, 2017 TRY (₺) $ / shares	Jan. 31, 2018 TRY (₺)	Dec. 31, 2018 TRY (₺) Installment Vote ₺ / shares shares	Dec. 31, 2017 TRY (₺) Installment shares	Dec. 31, 2016 TRY (₺)	Dec. 31, 2018 AZN (₼) shares	Sep. 30, 2017 TRY (₺)	May 25, 2017 USD ($)	Mar. 31, 2017 TRY (₺)
Disclosure of classes of share capital [line items]
Share capital represents | shares					2,200,000,000	2,200,000,000		2,200,000,000
Share capital, issued and fully paid shares | shares					2,200,000,000	2,200,000,000		2,200,000,000
Share capital, par value | ₺ / shares					₺ 1
Number of votes at a meeting in person or by proxy | Vote					1
Number of shares pledged as security | shares					995,509	995,509
First level legal reserves as percentage of distributable income per statutory accounts each year					5.00%
Ceiling on the first legal reserves as percentage of paid-up capital					20.00%
Second legal reserves					10.00%
Minimum obligatory dividend pay-out as percentage of paid-up capital					5.00%
Ceiling on the second legal reserves as percentage of paid-up capital					50.00%
Repurchase of treasury shares | shares					8,434,204
Purchase of treasury shares					₺ 94,620,000		₺ 65,607,000
Dividends paid					1,949,379,000	₺ 3,050,928,000	₺ 51,416,000
Turkcell [member]
Disclosure of classes of share capital [line items]
Dividend distribution proposed	₺ 1,900,000,000	₺ 3,000,000,000	₺ 3,000,000,000							$ 841,633
Gross cash dividend proposed | (per share)	₺ 0.86364	₺ 1.3636364	₺ 0.3825604
Dividends paid					₺ 1,900,000	₺ 3,000,000,000
Number of installments of dividend | Installment					3	3
Inteltek [member]
Disclosure of classes of share capital [line items]
Dividends paid				₺ 28,402,000
Dividend payables						₺ 60,011,000			₺ 28,402,000		₺ 63,528,000
Inteltek [member] | Legal reserve [member]
Disclosure of classes of share capital [line items]
Dividend payables									₺ 9,507,000		11,585,000
Inteltek [member] | Interim dividend [member]
Disclosure of classes of share capital [line items]
Dividend payables											₺ 20,455,000
Azerinteltek [member]
Disclosure of classes of share capital [line items]
Dividend payables					₺ 56,111,000			₼ 34,797
Bottom of range [member]
Disclosure of classes of share capital [line items]
Weighted average share price					10.01
Top of range [member]
Disclosure of classes of share capital [line items]
Weighted average share price					₺ 12.33